Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital [Member]	Subscriptions receivable [Member]	Subscriptions received [Member]	Reserves [Member]	Deficit [Member]	Total
Balance at May. 31, 2019	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (shares) at May. 31, 2019	0
Private placement	$ 203,980	(81,980)	0	0	0	122,000
Private placement (shares)	4,079,600
Acquisition of intangible assets	$ 2,000	0	0	0	0	2,000
Acquisition of intangible asset (shares)	40,000
Net loss	$ 0	0	0	0	(78,717)	(78,717)
Balance at Sep. 30, 2019	$ 205,980	(81,980)	0	0	(78,717)	45,283
Balance (shares) at Sep. 30, 2019	4,119,600
Private placement	$ 779,924	80,980	147,426	0	0	1,008,330
Private placement (shares)	623,941
Share issue costs	$ (5,243)	0	0	0	0	(5,243)
Share-based compensation	0	0	0	161,300	0	161,300
Net loss	0	0	0	0	(480,377)	(480,377)
Balance at Sep. 30, 2020	$ 980,661	(1,000)	147,426	161,300	(559,094)	729,293
Balance (shares) at Sep. 30, 2020	4,743,541
Private placement	$ 27,924,936	(32,684)	(147,426)	0	0	27,744,826
Private placement (shares)	5,049,021
Finder's fees - cash	$ (1,516,317)	0	0	0	0	(1,516,317)
Finder's fees - broker warrants	(521,000)	0	0	521,000	0	0
Finder's fees - share options	(2,140)	0	0	2,140	0	0
Debt settlement with shares	18,500	0	0	0	0	18,500
Share issue costs	$ (290,309)	0	0	0	0	(290,309)
Debt settlement with shares (shares)	14,799
Special warrant conversion	$ 20,000	0	0	0	0	20,000
Special warrant conversion (shares)	16,000
Warrants exercised	$ 97,400	0	0	0	0	97,400
Warrants exercised (shares)	1,948,000
Shares issued to the University	$ 368,550	0	0	0	0	368,550
Shares issued to the University (shares)	63,000
Share-based compensation	$ 0	0	0	880,615	0	880,615
Net loss	0	0	0	0	(8,650,763)	(8,650,763)
Balance at Sep. 30, 2021	$ 27,080,281	$ (33,684)	$ 0	$ 1,565,055	$ (9,209,857)	$ 19,401,795
Balance (shares) at Sep. 30, 2021	11,834,361